Significant Accounting Policies (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies [Abstract]
Earnings and distributed dividends percentage	100.00%
Diluted loss per share	4,630,228	9,910,940